EXHIBIT 99.3

John Deere Owner Trust 2015

Servicers Certificate

$298,600,000   Class A-1  0.27000%  Asset Backed Notes due April 01, 2016

$295,000,000   Class A-2A  0.87%  Asset Backed Notes due February 15, 2018

$70,000,000   Class A-2B  Floating Rate Asset Backed Notes due February 15, 2018

$250,000,000   Class A-3  1.32%  Asset Backed Notes due June 17, 2019

$82,225,000   Class A-4  1.65%  Asset Backed Notes due December 15, 2021

$25,534,183  Asset Backed Certificates

Scheduled Payment Date (30/360)	15-May-15
Actual Payment Date (A/360)	15-May-15
Collection Period Begin Date	30-Mar-15
Collection Period End Date	03-May-15
Days in accrual period (30/360)	30
Days in accrual period (ACT/360)	30
One-Month LIBOR as of the LIBOR Determination Date:	0.18150%
Class A-2B interest rate:	0.45150%

(1) Total Distribution Amount:	$51,248,021.97
(a) Total cash receipts during the month:	$49,892,526.42
(b) Administrative repurchases during the month:	$1,354,656.06
(c) Investment earnings on cash accounts:	$839.49
(d) Payment from Deere to buy-back the deal:	$0.00

(2) (a) Administration Fee:	$100.00
(b) Administration Fee Shortfall:	$0.00

(3) Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:	$680,188.94
Noteholders’ Interest Carryover Shortfall:	$0.00

(a) (i) Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$51,917.06
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

(b) (i) Noteholders’ Interest Distributable Amount applicable to Class A-2A Notes:	$213,875.00
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-2A Notes:	$0.00

(c) (i) Noteholders’ Interest Distributable Amount applicable to Class A-2B Notes:	$26,337.50
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-2B Notes:	$0.00

(d) (i) Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$275,000.00
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

(e) (i) Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$113,059.38
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4) Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:	$47,748,772.47
Noteholders’ Principal Carryover Shortfall:	$0.00

(a) (i) Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$47,748,772.47
(ii) % of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
(iii) Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-1 Noteholders’ Principal Distributable Amount:	$47,748,772.47

(b) (i) Class A-2A Noteholders’ Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-2A Noteholders:	0.00%
(iii) Class A-2A Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-2A Noteholders’ Principal Distributable Amount:	$0.00

(c) (i) Class A-2B Noteholders’ Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-2B Noteholders:	0.00%
(iii) Class A-2B Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-2B Noteholders’ Principal Distributable Amount:	$0.00

(d) (i) Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
(iii) Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

(e) (i) Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
(iii) Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5) Noteholders’ Distributable Amount:	$48,428,961.41

(6) Reserve Account balance:
(a) Beginning balance:	$10,213,592.00
(b) Amount of deposit from Collection Account to Reserve Account:	$2,010,714.72
(i) Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
(ii) Amount of excess to Reserve Account from Collection Account:	$2,010,714.72
(c) Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
(i) Interest Amount included above:	$0.00
(ii) Principal Amount included above:	$0.73
(d) Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):	$2,010,714.72
(e) Ending Balance (after giving effect to all distributions):	$10,213,592.00
(f) Specified Reserve Account Balance:	$10,213,592.00

(7) Servicing Fee:	$808,245.84
(a) Amount of Servicing Fee earned:	$808,245.84
(b) Amount of Servicing Fee paid:	$808,245.84
(c) Amount of Servicing Fee Shortfall:	$0.00

(8) Amount paid to Indenture Trustee:	$0.00

(9) Amount paid to Owner Trustee:	$0.00

(10) (a) Certificateholders’ Principal Distributable Amount applicable to current period:	$0.00
(b) % of Principal Distribution Amount applicable to Certificate holders:	0.00%
(c) Certificateholders’ Principal Carryover Shortfall:	$0.00
(d) Certificateholders’ Principal Distributable Amount:	$0.00

(11) Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):	$2,010,714.72

(12) (a) Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$921,631,547.24

(b) Note Value as of the end of the related Collection Period:	$905,752,887.24

(c) Number of Accounts at the end of the related Collection Period:	19,195

(13) After giving effect to all distributions on such Payment Date:
(a) (i) Outstanding Principal Balance of Class A-1 Notes:	$182,993,704.38
(ii) Class A-1 Note Pool Factor:	0.6128389

(b) (i) Outstanding Principal Balance of Class A-2A Notes:	$295,000,000.00
(ii) Class A-2A Note Pool Factor:	1.0000000

(c) (i) Outstanding Principal Balance of Class A-2B Notes:	$70,000,000.00
(ii) Class A-2B Note Pool Factor:	1.0000000

(d) (i) Outstanding Principal Balance of Class A-3 Notes:	$250,000,000.00
(ii) Class A-3 Note Pool Factor:	1.0000000

(e) (i) Outstanding Principal Balance of Class A-4 Notes:	$82,225,000.00
(ii) Class A-4 Note Pool Factor:	1.0000000

(f) (i) Outstanding Principal Balance of Certificates:	$25,534,183.00
(ii) Certificate Pool Factor:	1.0000000

(14) (a) Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
(i) Aggregate Principal Balance of Receivables:	$0.00
(ii) % of Pool Balance:	0.00%

(b) Number of Purchased Receivables in the related Collection Period:
(i) Aggregate Principal Balance of Purchased Receivables:	$825,366.80
(ii) % of Pool Balance:	0.09%

(c) Number of Receivables pending repurchase (within cure period) in the related Collection Period:
(i) Aggregate Principal Balance of Receivables:	$0.00
(ii) % of Pool Balance:	0.00%

(d) Number of repurchase demands in dispute in the related Collection Period:
(i) Aggregate Principal Balance of Receivables:	$0.00
(ii) % of Pool Balance:	0.00%

(e) Number of repurchase demands withdrawn in the related Collection Period:
(i) Aggregate Principal Balance of related Receivables:	$0.00
(ii) % of Pool Balance:	0.00%

(f) Number of repurchase demands rejected in the related Collection Period:
(i) Aggregate Principal Balance of related Receivables:	$0.00
(ii) % of Pool Balance:	0.00%

(15) (i) Aggregate amount of net losses for the collection period:	$20,978.49
(ii) Cumulative amount of net losses:	$20,978.52
(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(16) (i) Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.36%

(17) Collateral Composition:
(a) Number of loans at the beginning of the period:	19,488
(b) Number of loans at the end of the period:	19,195
(c) Weighted average remaining term on receivables:	40.29
(d) Prepayment amount - monthly:	$22,168,149.23
(e) Prepayment amount - life-to-date:	$46,772,189.90
(f) Weighted average APR of the pool assets:	2.52%
(g) Pool Factor:	0.89